Lease Transactions (Information of Lease Transactions as a Lessee) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	¥ 262	¥ 331
Operating cash flows from operating leases	107,047	102,982
Financing cash flows from finance leases	7,426	7,709
Right-of-use assets obtained in exchange for new finance lease liabilities	4,055	3,487	¥ 12,754
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 48,095	¥ 50,564	¥ 46,482
Weighted-average remaining lease term:
Finance leases	3 years 7 months 6 days	4 years 1 month 6 days
Operating leases	8 years	8 years 3 months 18 days
Weighted-average discount rate:
Finance leases	0.77%	0.87%
Operating leases	0.76%	0.97%